Finance income/(expenses), net - Disclosure of detailed information about finance income (cost) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
FINANCE INCOME
Interest income from other parties	€ 787	€ 504
TOTAL FINANCE INCOME	787	504
FINANCE EXPENSES
Interest expense on loans	(11,296)	(5,623)
Interest expense on refund liabilities	(266)	(2,615)
Interest expenses on lease liabilities	(418)	(619)
Other interest expense	(2)	(22)
TOTAL FINANCE EXPENSES	(11,981)	(8,879)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	(1,652)	4,517
FINANCE INCOME/(EXPENSES), NET	€ (12,845)	€ (3,858)